UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche Central Cash Management Government Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligations 72.8%
U.S. Government Sponsored Agencies 55.1%
Federal Farm Credit Bank:
3-month LIBOR minus 0.055%, 1.381% *, 8/20/2018	5,000,000	5,008,035
1-month LIBOR minus 0.115%, 1.437% *, 7/23/2018	3,500,000	3,499,917
1-month LIBOR minus 0.020%, 1.481% *, 4/20/2018	5,000,000	4,999,921
1-month LIBOR plus 0.030%, 1.521% *, 1/17/2018	10,000,000	10,000,938
1-month LIBOR plus 0.170%, 1.577% *, 3/8/2018	10,000,000	9,999,907
1-month LIBOR plus 0.030%, 1.582% *, 8/27/2018	5,000,000	4,999,746
1-month LIBOR plus 0.150%, 1.702% *, 2/23/2018	12,000,000	11,999,647
Federal Home Loan Bank:
1.07% **, 1/8/2018	10,000,000	9,997,949
3-month LIBOR minus 0.250%, 1.131% *, 5/2/2018	4,320,000	4,319,402
1.156% **, 1/24/2018	5,500,000	5,495,994
1-month LIBOR minus 0.170%, 1.191% *, 2/1/2018	15,500,000	15,500,000
1-month LIBOR minus 0.160%, 1.247% *, 2/8/2018	5,500,000	5,499,970
3-month LIBOR minus 0.150%, 1.269% *, 2/16/2018	14,500,000	14,499,643
1-month LIBOR minus 0.190%, 1.301% *, 2/16/2018	15,100,000	15,099,760
3-month LIBOR minus 0.160%, 1.302% *, 2/26/2018	6,500,000	6,500,414
1-month LIBOR minus 0.130%, 1.302% *, 6/11/2018	8,000,000	8,000,000
1.305% **, 2/2/2018	9,000,000	8,989,704
1.311% **, 2/21/2018	12,500,000	12,477,103
1.313% **, 2/21/2018	12,500,000	12,477,068
1-month LIBOR minus 0.160%, 1.317% *, 5/15/2018	5,400,000	5,400,000
1.318% **, 3/5/2018	5,000,000	4,988,625
1-month LIBOR minus 0.145%, 1.332% *, 8/15/2018	4,400,000	4,400,000
1-month LIBOR minus 0.160%, 1.335% *, 7/19/2018	8,500,000	8,500,000
1-month LIBOR minus 0.150%, 1.341% *, 7/16/2018	18,000,000	18,000,000
1-month LIBOR minus 0.140%, 1.351% *, 5/18/2018	5,000,000	5,000,000
1-month LIBOR minus 0.135%, 1.356% *, 5/17/2018	12,500,000	12,500,000
1-month LIBOR minus 0.025%, 1.382% *, 3/8/2018	10,250,000	10,250,000
1-month LIBOR minus 0.090%, 1.401% *, 1/18/2019	5,000,000	5,000,000
1.489% **, 6/8/2018	6,500,000	6,458,093
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.250%, 1.1% *, 10/10/2018	10,000,000	10,000,000
3-month LIBOR minus 0.250%, 1.115% *, 7/24/2018	5,000,000	5,000,000
3-month LIBOR minus 0.280%, 1.13% *, 8/10/2018	7,500,000	7,500,000
1.186% **, 3/14/2018	8,500,000	8,480,110
1.207% **, 3/20/2018	15,000,000	14,961,325
3-month LIBOR minus 0.200%, 1.246% *, 2/22/2018	5,000,000	5,000,000
1.247% **, 3/23/2018	10,000,000	9,972,325
1-month LIBOR minus 0.170%, 1.302% *, 6/14/2018	4,000,000	4,000,000
1.318% **, 4/10/2018	7,500,000	7,473,187
1-month LIBOR minus 0.160%, 1.335% *, 7/19/2018	10,000,000	10,000,000
1-month LIBOR minus 0.080%, 1.392% *, 2/14/2019	10,000,000	10,000,000
3-month LIBOR plus 0.020%, 1.543% *, 3/8/2018	10,000,000	10,000,000
Federal National Mortgage Association:
1.308% **, 3/22/2018	9,000,000	8,974,200
3-month LIBOR minus 0.030%, 1.326% *, 1/11/2018	14,000,000	14,001,223
		375,224,206
U.S. Treasury Obligations 17.7%
U.S. Treasury Bills:
1.118% **, 2/22/2018	8,000,000	7,987,254
1.156% **, 3/15/2018	4,000,000	3,990,753
1.291% **, 3/22/2018	4,750,000	4,736,531
1.293% **, 3/15/2018	13,000,000	12,966,390
1.293% **, 3/22/2018	7,250,000	7,229,464
1.294% **, 3/22/2018	5,000,000	4,985,822
1.329% **, 3/15/2018	10,000,000	9,973,416
1.338% **, 3/15/2018	18,000,000	17,951,820
1.426% **, 4/5/2018	7,700,000	7,672,230
1.477% **, 6/14/2018	10,000,000	9,933,625
2.98% **, 5/31/2018	7,300,000	7,255,571
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.52% *, 4/30/2019	5,000,000	5,001,326
3-month Treasury Money Market Yield plus 0.170%, 1.62% *, 10/31/2018	12,000,000	12,023,071
3-month Treasury Money Market Yield plus 0.272%, 1.722% *, 1/31/2018	8,500,000	8,502,200
		120,209,473
Total Government & Agency Obligations (Cost $495,433,679)		495,433,679
Repurchase Agreements 27.2%
HSBC Securities, Inc., 1.37%, dated 12/29/2017, to be repurchased at $66,010,047 on 1/2/2018 (a)	66,000,000	66,000,000
Wells Fargo Bank, 1.41%, dated 12/29/2017, to be repurchased at $118,625,582 on 1/2/2018 (b)	118,607,000	118,607,000
Total Repurchase Agreements (Cost $184,607,000)		184,607,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $680,040,679)	100.0	680,040,679
Other Assets and Liabilities, Net	0.0	264,597
Net Assets	100.0	680,305,276

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of December 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $68,099,800 U.S. Treasury Notes, with the various coupon rates from 1.375-1.875%, with various maturity dates of 4/30/2021-2/28/2022 with a value of $67,320,711.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
93,572,595	Federal Home Loan Mortgage Corp.	3.0-4.0	12/1/2032-11/1/2047	97,132,743
23,198,629	Federal National Mortgage Association	3.0-3.5	12/1/2032-11/1/2047	23,846,397
Total Collateral Value				120,979,140

LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$495,433,679	$—	$495,433,679
Repurchase Agreements		184,607,000		184,607,000
Total	$—	$680,040,679	$—	$680,040,679

There have been no transfers between fair value measurement levels during the period ended December 31, 2017. (c) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018